Other current assets and other current liabilities - Other current assets (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Current Assets And Other Current Liabilities
Total other financial assets		₽ 1,144
Prepaid expenses	₽ 105	191
Tax receivables	153	288
Costs of obtaining a contract		455
Other	132	117
Total other current assets	390	2,195
Gross carrying amount
Other Current Assets And Other Current Liabilities
Reserves at CBR		63
Option received from associate		470
Restricted cash accounts and payments	474	2,015
Expected credit loss allowance / Impairment
Other Current Assets And Other Current Liabilities
Total other financial assets	₽ (474)	₽ (1,404)